Loans - Schedule of Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 6,682	$ 5,948	$ 6,534
Loans current		1,508	1,140	845
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		9	110	203
Loans current		131	101	134
Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		6,673	5,838	6,331
Loans current		$ 1,377	1,039	711
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year		2024
Loans Noncurrent			64	67
Loans current		$ 60	5	56	[1]
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	122.41%
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	126.90%
Negotiable obligations [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	[3],[4]	$ 6,191	5,594	6,206
Loans current	[3],[4]	$ 767	828	541
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	0.00%
Maturity Year		2024
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	10.00%
Maturity Year		2047
Export pre-financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 102		12
Loans current		$ 545 [5]	22	42	[5]
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	1.90%
Maturity Year		2024
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	10.95%
Maturity Year		2025
Imports Financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans current			21	3
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 9	46	136
Loans current		$ 15	25	70
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	143.65%
Maturity Year		2024
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	143.65%
Maturity Year		2025
Loans [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 380	244	113
Loans current		$ 65	168	125
Loans [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	6.28%
Maturity Year		2024
Loans [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	19.54%
Maturity Year		2030
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year		2024
Loans current		$ 56	$ 71	$ 8
Account Overdraft [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	94.00%
Account Overdraft [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[2]	103.00%

[1]	Includes 45 as of December 31, 2021, of nominal value that were canceled in U.S. dollars at the applicable exchange rate according to the conditions of the issued series.
[2]	Nominal annual interest rate as of December 31, 2023.
[3]	Disclosed net of 3, 9 and 4 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2023, 2022 and 2021, respectively.
[4]	Includes 1,327, 523 and 602 as of December 31, 2023, 2022 and 2021, respectively, of nominal value that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.
[5]	Includes 85 and 2 as of December 31, 2023 and 2021, respectively, of pre-financing of exports granted by BNA, which accrue a 1.90% fixed interest rate as of December 31, 2023 and a 5.50% weighted average rate as of December 31, 2021.